Financial Liabilities - Borrowings - Summary of Maturities of the Group's Non-Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 674	£ 1,066
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1	3
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	400	549
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 273	£ 514